Columbia Global Value Fund
First Quarter Report
May 31, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Global Value Fund, May 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 97.8%
Issuer	Shares	Value ($)
Australia 2.4%
Northern Star Resources Ltd.	1,166,335	15,860,663
Paladin Energy Ltd.(a)	902,388	3,628,981
Total		19,489,644
Canada 1.6%
Cameco Corp.(b)	211,762	12,394,430
Finland 0.8%
UPM-Kymmene OYJ	219,534	6,076,096
France 3.8%
AXA SA	273,478	12,890,543
BNP Paribas SA	198,227	17,359,631
Total		30,250,174
Greece 1.4%
National Bank of Greece SA	947,413	11,281,389
Hong Kong 1.4%
WH Group Ltd.	11,905,593	10,950,259
Japan 7.7%
Daiwabo Holdings Co., Ltd.	630,900	10,628,568
Macnica Holdings, Inc.	573,300	7,578,036
Mitsubishi UFJ Financial Group, Inc.	668,400	9,349,788
ORIX Corp.	522,601	11,074,883
Sankyo Co., Ltd.	624,100	10,884,956
Shimamura Co., Ltd.	174,400	12,085,567
Total		61,601,798
Netherlands 2.3%
Shell PLC	545,534	17,999,856
Portugal 0.9%
Banco Comercial Portugues SA	9,554,631	7,453,119
Russian Federation —%
Lukoil PJSC(a),(c),(d),(e),(f)	48,225	—
Singapore 1.1%
Venture Corp., Ltd.	989,900	8,485,027
South Korea 1.3%
Youngone Corp.	242,344	10,647,952
Switzerland 1.5%
Common Stocks (continued)
Issuer	Shares	Value ($)
TE Connectivity PLC	73,340	11,739,534
United Arab Emirates 0.7%
Emaar Properties PJSC	1,485,224	5,318,520
United Kingdom 6.5%
BP PLC, ADR	260,038	7,567,106
BT Group PLC	3,942,793	9,546,168
DCC PLC	123,958	7,749,368
Just Group PLC	2,580,412	5,209,062
TP Icap Group PLC	3,298,625	11,659,130
Vodafone Group PLC	4,964,412	5,148,417
WPP PLC	642,081	5,185,475
Total		52,064,726
United States 64.4%
Alphabet, Inc., Class C	34,451	5,954,855
Ameren Corp.	100,956	9,780,617
AT&T, Inc.	572,853	15,925,313
Bank of America Corp.	404,699	17,859,367
Blackrock, Inc.	17,310	16,961,896
Boston Scientific Corp.(a)	150,405	15,831,630
Bristol-Myers Squibb Co.	174,796	8,439,151
Cencora, Inc.	33,079	9,633,928
Cintas Corp.	48,942	11,085,363
Citigroup, Inc.	186,333	14,034,602
Constellation Brands, Inc., Class A	44,137	7,869,186
Diversified Energy Co. PLC	299,499	4,224,629
DTE Energy Co.	73,090	9,987,749
Eaton Corp. PLC	40,392	12,933,518
Eli Lilly & Co.	10,621	7,834,793
Entergy Corp.	108,669	9,049,954
Equinix, Inc.	13,431	11,937,742
Exxon Mobil Corp.	173,745	17,774,114
General Dynamics Corp.	46,765	13,023,585
General Motors Co.	227,437	11,283,150
Goldman Sachs Group, Inc. (The)	26,115	15,680,752
Hartford Insurance Group, Inc. (The)	107,483	13,955,593
Healthpeak Properties, Inc.	488,354	8,502,243
Hilton Worldwide Holdings, Inc.	34,004	8,447,954

Columbia Global Value Fund  | 2025

Portfolio of Investments  (continued)
Columbia Global Value Fund, May 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Insmed, Inc.(a)	57,832	4,032,625
Intuitive Surgical, Inc.(a)	15,191	8,390,597
Jazz Pharmaceuticals PLC(a)	87,647	9,472,011
JPMorgan Chase & Co.	99,148	26,175,072
MasterCard, Inc., Class A	22,419	13,128,566
Meta Platforms, Inc., Class A	24,615	15,937,966
Microsoft Corp.	24,906	11,465,726
MP Materials Corp.(a),(b)	175,363	3,821,160
NIKE, Inc., Class B	172,845	10,472,679
ON Semiconductor Corp.(a)	238,214	10,009,752
Parker-Hannifin Corp.	17,605	11,702,044
Primo Brands Corp., Class A	203,495	6,729,580
Procter & Gamble Co. (The)	92,019	15,633,108
Realty Income Corp.	171,586	9,715,199
Republic Services, Inc.	49,225	12,665,100
Stanley Black & Decker, Inc.	150,948	9,876,528
Thermo Fisher Scientific, Inc.	23,276	9,376,038
TJX Companies, Inc. (The)	116,056	14,727,506
Vertex Pharmaceuticals, Inc.(a)	15,566	6,880,950
Common Stocks (continued)
Issuer	Shares	Value ($)
Walmart, Inc.	141,562	13,975,001
Xcel Energy, Inc.	135,432	9,493,783
Total		511,692,675
Total Common Stocks (Cost $641,012,267)		777,445,199

Exchange-Traded Equity Funds 1.1%
	Shares	Value ($)
United States 1.1%
iShares Russell 1000 Value ETF	47,478	8,955,301
Total Exchange-Traded Equity Funds (Cost $8,307,558)		8,955,301

Money Market Funds 0.8%

Columbia Short-Term Cash Fund, 4.495%(g),(h)	6,510,549	6,508,595
Total Money Market Funds (Cost $6,508,369)		6,508,595
Total Investments in Securities (Cost $655,828,194)		792,909,095
Other Assets & Liabilities, Net		2,062,053
Net Assets		$794,971,148
At May 31, 2025, securities and/or cash totaling $9,729,724 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
10,145,000 GBP	13,424,450 USD	Barclays	06/11/2025	—	(244,929)
2,298,998 USD	23,819,000 NOK	Barclays	06/11/2025	34,485	—
2,856,573,000 JPY	20,144,403 USD	Citi	06/11/2025	274,612	—
1,533,949 USD	219,969,000 JPY	Citi	06/11/2025	—	(3,885)
2,414,585 USD	24,535,000 NOK	Citi	06/11/2025	—	(10,957)
15,073,109 USD	145,610,000 SEK	Citi	06/11/2025	122,543	—
1,156,000 GBP	1,540,363 USD	JPMorgan	06/11/2025	—	(17,232)
10,415,000 NZD	6,190,103 USD	Morgan Stanley	06/11/2025	—	(35,213)
74,278,000 SEK	7,699,889 USD	Morgan Stanley	06/11/2025	—	(51,657)
5,975,213 USD	8,282,000 CAD	Morgan Stanley	06/11/2025	62,110	—
3,745,626 USD	5,280,584,000 KRW	Morgan Stanley	06/11/2025	82,528	—
32,105,000 NOK	3,084,623 USD	State Street	06/11/2025	—	(60,618)
22,185,000 SEK	2,302,949 USD	State Street	06/11/2025	—	(12,246)
27,483,000 SGD	21,052,999 USD	State Street	06/11/2025	—	(266,508)
5,955,000 AUD	3,829,928 USD	UBS	06/11/2025	—	(9,109)
8,430,086 USD	7,448,000 EUR	UBS	06/11/2025	31,095	—
12,025,893 USD	126,551,000 NOK	UBS	06/11/2025	371,969	—
9,298,626 USD	14,514,000 AUD	Wells Fargo	06/11/2025	58,182	—
1,499,469 USD	1,237,000 CHF	Wells Fargo	06/11/2025	5,055	—
3,067,607 USD	2,703,000 EUR	Wells Fargo	06/11/2025	3,093	—
Columbia Global Value Fund  | 2025

Portfolio of Investments  (continued)
Columbia Global Value Fund, May 31, 2025 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
3,074,174 USD	437,739,000 JPY	Wells Fargo	06/11/2025	—	(29,343)
3,057,414 USD	5,145,000 NZD	Wells Fargo	06/11/2025	17,886	—
4,621,625 USD	6,025,000 SGD	Wells Fargo	06/11/2025	52,174	—
Total				1,115,732	(741,697)

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Cameco Corp.	Morgan Stanley	USD	(4,957,491)	(847)	70.00	06/20/2025	(53,751)	(11,858)
Cameco Corp.	Morgan Stanley	USD	(2,475,819)	(423)	65.00	06/20/2025	(49,694)	(20,093)
Total							(103,445)	(31,951)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2025, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.

(d)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At May 31, 2025, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Lukoil PJSC	01/27/2022	48,225	4,239,605	—

(e)
As a result of sanctions and restricted cross-border payments, certain payments have not been recognized by the Fund. The Fund will continue to monitor the net realizable value and record payments when it is considered collectible.

(f)	Valuation based on significant unobservable inputs.
(g)	The rate shown is the seven-day current annualized yield at May 31, 2025.
(h)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.495%
	5,855,748	26,975,565	(26,322,080)	(638)	6,508,595	(485)	59,443	6,510,549
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound

Columbia Global Value Fund  | 2025

Portfolio of Investments  (continued)
Columbia Global Value Fund, May 31, 2025 (Unaudited)
Currency Legend (continued)
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Global Value Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT145_02_R01_(07/25)